Investment Strategy	Jan. 28, 2026
RiverNorth/Oaktree High Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Adviser allocates the Fund’s assets among three principal strategies: a Tactical Closed-End Fund strategy, a High Yield strategy and a Senior Loan strategy. The amount allocated to each of the principal strategies may change depending on the Adviser’s assessment of market risk, security valuations, market volatility, and the prospects for earning income and total return. The Adviser determines which portion of the Fund’s assets are allocated to each strategy, although there is no set minimum for any strategy. Therefore, the amount allocated to any individual strategy may be between 0% and 100%. However, the Adviser anticipates that it will, under normal circumstances, allocate some portion of the Fund’s assets to each of the three strategies at any given time. The Adviser manages the Tactical Closed-End Fund strategy. Oaktree Fund Advisors, LLC (“Oaktree” or the “Sub-Adviser”) manages the High Yield and Senior Loan strategies.

Under normal circumstances, the Fund will invest at least 80% of its assets in income-producing securities and instruments including, but not limited to, corporate bonds (including high-yield, below investment grade bonds, which are sometimes referred to as “junk bonds”), government-issued bonds, convertible bonds, preferred stocks, senior loans (which the Fund defines as a type of security for purposes of this Prospectus), and shares of closed-end funds, exchange-traded funds (“ETFs”) and other investment companies (collectively, “Underlying Funds”) that invest principally in fixed income securities. The Fund may also invest in unregistered (“Rule 144A”) securities to the extent permitted by the Investment Company Act of 1940, as amended (the “1940 Act”). The Adviser’s and Sub-Adviser’s security selection processes are described below. The Adviser or Sub-Adviser may liquidate positions in order to implement a change in the Adviser’s overall asset allocation or to generate cash to invest in more attractive opportunities. A portion of the Fund may also be actively managed resulting in a larger portion of any net gains in the Fund being realized as short-term capital gains. In addition, the Adviser or Sub-Adviser may sell a security if there is a negative change in the fundamental or qualitative characteristics of the issuer or when its price approaches, meets or exceeds the target price established by the Adviser or Sub-Adviser, as applicable. The Fund may borrow money from its custodian or other banks to pay unanticipated redemption requests rather than liquidate portfolio holdings at inopportune times. These borrowings will be temporary and will be made in accordance with the requirements of the 1940 Act.

Tactical Closed-End Fund Strategy

In implementing the Fund’s Tactical Closed-End Fund strategy, the Adviser allocates that portion of the Fund’s investments primarily among Underlying Funds that invest in U.S. and foreign equities (including those issued in emerging markets), domestic and international fixed income instruments, options and securities convertible into equity securities and preferred equities. Allocations to asset classes, investment vehicles, sectors and countries are made based on the research and judgment of the Adviser. The Adviser considers a number of factors when selecting Underlying Funds, including fundamental and technical analysis to assess the relative risk and reward potential throughout the financial markets. The term “tactical” is used to indicate that the portion of the Fund’s assets allocated to this strategy will invest in closed-end funds to take advantage of pricing discrepancies in the closed-end fund market. At times, the Adviser may actively trade the Fund’s holdings to take advantage of these pricing discrepancies.

In selecting closed-end funds, in particular, the Adviser will opportunistically utilize a combination of short-term and longer-term trading strategies to seek to derive value from discount and premium spreads associated with closed-end funds. The Adviser performs both a quantitative and qualitative analysis of closed-end funds prior to any closed-end fund being added to the Fund’s portfolio. This analysis and the Adviser’s screening models and computer trading programs help determine when to buy and sell the closed-end funds in the Fund’s portfolio.

ETFs will be selected based on their ability to offer specific asset class, sector and style exposure in a cost- and tax-efficient manner.

The Adviser also may invest directly in the equity and debt securities of U.S. and foreign corporate issuers and U.S. government securities to gain access to sectors or market segments not represented by other investment companies. Equity securities purchased by the Fund may include, but are not limited to, common stocks, preferred stocks, convertible securities, and warrants to buy common stocks. Fixed income securities purchased by the Fund may include corporate bonds, U.S. Treasury securities and municipal bonds. In addition, the Fund may invest without limitation in foreign securities, including securities issued in emerging market countries, either directly or by purchasing sponsored or unsponsored American Depositary Receipts (“ADRs”). Unsponsored ADRs are generally established by banks or brokers and may not share in the benefits or voting rights of sponsored ADRs.

The Fund may invest in special purpose acquisition companies (“SPACs”). SPACs are collective investment structures that pool funds in order to seek potential acquisition opportunities.

The Fund may enter into total return swaps. Total return swaps are agreements that provide the Fund with a return based on the performance of an underlying asset (called a “reference asset”), in exchange for fee payments to a counterparty based on a specific rate of return. The difference in the value of these income streams is recorded daily by the Fund, and is settled in cash at the end of each month. The fee paid by the Fund will typically be determined by multiplying the face value of the swap agreement by an agreed upon interest rate. In addition, if the reference asset declines in value over the term of the swap, the Fund would also be required to pay the dollar value of that decline to the counterparty. Total return swaps could result in losses if the reference asset does not perform as anticipated by the Adviser. The Adviser may use the Fund’s own net asset value (“NAV”) or the return of closed-end funds as the reference asset in a total return swap. The Adviser utilizes a total return swap using the Fund’s return as the reference asset in order for the Fund’s cash positions allocated to the swap to share in similar investment returns as the Fund itself while maintaining a sufficient cash position to meet liquidity needs in the Fund, including liquidity to invest in new investment opportunities. The Fund records fluctuations in the value of open swap contracts on a daily basis as unrealized gains or losses.

High Yield Bond Strategy

In implementing the Fund’s High Yield Bond strategy, the Sub-Adviser will employ a research-intensive, long-only strategy to invest primarily in corporate high yield bonds, normally emphasizing issuers in North America and Europe. The strategy will emphasize below-investment grade debt securities, although investment-grade securities also may be acquired. The Sub-Adviser seeks to add value first and foremost through security selection. Sector allocation also plays an important role in its decision-making process, second only to security selection. The Sub-Adviser further believes that thoughtful diversification is an effective means of mitigating the impact of credit problems.

The Sub-Adviser views high yield bond investing as the conscious bearing of credit risk for profit and acts as a prudent lender rather than a securities trader. Its business is lending money to lower-rated, yet creditworthy companies; the buying and selling of securities is simply the means of accomplishing this end. Its investment process is bottom-up, based upon company-specific research. The Sub-Adviser believes that strong long-term performance can only be achieved through superior knowledge of companies, the industries in which they operate and the securities the Fund purchases – not through macro-forecasting – and that the avoidance of defaults is the most reliable source of superior performance.

In selecting securities for the Fund, the Sub-Adviser places a high priority on managing risk to ensure capital preservation. The Sub-Adviser uses a proprietary credit scoring matrix to rank potential investments. This process offers a systematic way of reviewing the key quantitative and qualitative variables impacting credit quality for each investment. Investments are made if the absolute amount of risk is acceptable, the Sub-Adviser believes the promised yield compensates for the risk and the investment’s relationship between risk and return is, in the Sub-Adviser’s judgment, attractive relative to the opportunity set.

Typically, the Sub-Adviser’s decision to sell a security is fundamentally based, relating to its price and the assessment of its risk. In general, the Sub-Adviser will consider selling if it is early in spotting actual or potential deterioration in credit quality before it is reflected in the security price, the price of the security has significantly appreciated, lowering its yield, or another security is available that offers a better risk/reward tradeoff. If a bond held by the Fund goes into default, the Fund may continue to hold the defaulted bond if the Sub-Adviser believes it is in the best interests of the Fund to do so.

Senior Loan Strategy

In implementing the Fund’s Senior Loan strategy, the Sub-Adviser will employ a research-intensive, long-only strategy to invest in senior loans, normally emphasizing corporate issuers in North America and Europe. The Senior Loan strategy may also include certain high yield bonds where the Sub-Adviser believes such bonds are appropriate for the Senior Loan strategy. Most of the instruments to be purchased by the Fund for the Senior Loan strategy will pay a variable rate of interest, though certain instruments may carry a fixed rate of interest.

The Sub-Adviser approaches senior loan investing using the same bottom-up investment process based upon company-specific research that it applies to high yield bond investing. The Sub-Adviser believes strong long-term performance can only be achieved through superior knowledge of companies, the industries in which they operate and the obligations purchased by the Fund. The Sub-Adviser seeks to add value first and foremost through its selection of senior loans, with sector allocation and diversification also playing important roles in its decision-making process.

The Fund will primarily invest in the middle and upper quality tiers of non-investment grade loans, although investment-grade obligations or lower-quality non-investment grade obligations also may be acquired. The loans in which the Fund may invest will, in most instances, hold the most senior position in the capital structure of the borrower, though the Sub-Adviser will not be subject to any limit on purchasing loans that have a less senior position in the capital structure if the Sub-Adviser determines that such loans are consistent with the Fund’s investment strategy. While the loans purchased by the Fund will typically be secured by a first-priority security interest in most tangible and intangible assets of the issuer, they are not required to be, and the Sub-Adviser will not be subject to any limit on purchasing loans with lower-priority security interests or loans whose security interests exclude material assets of the issuer.

The loans in which the Fund will invest typically will be term loans, though the Fund may also invest in other types of loans, including those that are attached to a term loan tranche or otherwise required to be purchased along with the purchase of a term loan tranche. It is anticipated that most of the loans purchased by the Fund will have maturities of five to ten years, though the Sub-Adviser is not restricted to purchasing loans of any particular maturity. Most of the loans purchased by the Fund will be negotiated and structured by a syndicate of lenders consisting of commercial banks, investment banks, thrift institutions, insurance companies, finance companies or other financial institutions, one or more of which will administer the loan on behalf of all the lenders. The Fund will generally purchase assignments of these loans, in which case it will typically become a lender for purposes of the relevant loan agreement with direct contractual rights against the borrower, including the right to receive payments of principal and interest. However, the Fund may also purchase participation interests, in which case it will not have any direct relationship with the borrower and will instead rely on the lender or participant that sold the participation interest for enforcement of rights against the borrower and to receive and process payments of interest, principal and other amounts due to the Fund. Term loans generally require very limited, if any, repayment of principal during the term of the loan. As a result, there is typically a large “balloon payment” due at the end of the term that the issuer must either repay out of corporate assets or refinance with new indebtedness.

In selecting senior loans and other obligations for the Fund, the Sub-Adviser places a high priority on managing risk to ensure capital preservation, including through evaluation of any collateral securing a loan. The Sub-Adviser uses a proprietary credit scoring matrix to rank potential loan investments in the same manner that it evaluates high yield bonds. Investments are made if the absolute amount of risk is acceptable, the Sub-Adviser believes the expected yield generously compensates for the risk and the investment’s relationship between risk and return is, in the Sub-Adviser’s judgment, among the most attractive relative to the opportunity set.

Typically, the Sub-Adviser’s decision to sell a senior loan or other obligation is fundamentally based, relating to its price and the assessment of its risk. In general, the Sub-Adviser will consider selling if it is early in spotting actual or potential deterioration in credit quality before it is reflected in the price of the obligation, the price of the obligation has significantly appreciated, lowering its yield, or another investment opportunity is available that offers a better risk/reward tradeoff.

RiverNorth/DoubleLine Strategic Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Adviser, after consultation with the Fund’s sub-adviser, DoubleLine Capital LP (“DoubleLine” or the “Sub-Adviser”), allocates the Fund’s assets among three principal strategies: Tactical Closed-end Fund Income strategy, Core Fixed Income strategy, and Opportunistic Income strategy. The amount allocated to each of the principal strategies may change depending on the Adviser’s assessment of market risk, security valuations, market volatility, and the prospects for earning income and total return. The Adviser determines which portion of the Fund’s assets is allocated to each strategy based on market conditions, although there is no set minimum for any strategy. Therefore, the amount allocated to any individual strategy may be between 0% and 100%. However, the Adviser anticipates that it will, under normal circumstances, allocate some portion of the Fund’s assets to each of the three strategies at any given time. The Adviser manages the Tactical Closed-end Fund Income strategy. The sub-adviser manages the Core Fixed Income and Opportunistic Income strategies.

The Adviser’s and Sub-Adviser’s security selection process is described below. The Adviser or Sub-Adviser may liquidate positions in order to implement a change in the Adviser’s overall asset allocation or to generate cash to invest in more attractive opportunities. This may result in a larger portion of any net gains in the Fund being realized as short-term capital gains. In addition, the Adviser, or Sub-Adviser may sell a security if there is a negative change in the fundamental or qualitative characteristics of the issuer or when its price approaches, meets or exceeds the target price established by the Adviser or Sub-Adviser, as applicable.

Tactical Closed-End Fund Income Strategy

In implementing the Fund’s Tactical Closed-end Fund Income strategy, the Adviser allocates that portion of the Fund’s investments among closed-end investment companies and exchange-traded funds (“ETFs” and collectively, “Underlying Funds”) that invest primarily in income producing securities. The Adviser considers a number of factors when selecting Underlying Funds, including fundamental and technical analysis to assess the relative risk and reward potential throughout the financial markets. The Adviser may also allocate the Fund’s assets among cash and short term investments. The term “tactical” is used to indicate that the portion of the Fund’s assets allocated to this strategy will invest in closed-end funds to take advantage of pricing discrepancies in the closed-end fund market.

In selecting closed-end funds, in particular, the Adviser will opportunistically utilize a combination of short-term and longer-term trading strategies to seek to derive value from discount and premium spreads associated with closed-end funds. The Adviser performs both a quantitative and qualitative analysis of closed-end funds prior to any closed-end fund being added to the Fund’s portfolio. This analysis and the Adviser’s screening models and computer trading programs help determine when to buy and sell the closed-end funds in the Fund’s portfolio. If the Fund invests in affiliated closed-end funds, the Fund will only do so in accordance with the provisions of the Investment Company Act of 1940, as amended (the “1940 Act”). The Adviser may also be required to waive certain fees in the event the Fund invests in affiliated funds.

The Underlying Funds in which the Adviser invests generally focus on a broad range of fixed income strategies or sectors. The Underlying Funds may also invest in convertible securities, preferred securities, high yield securities, dividend strategies, covered call option strategies, real estate, energy, utility and other income-oriented strategies. Fixed income securities include exchange-traded notes (“ETNs”), which are debt securities whose returns are linked to a particular index. Fixed income securities may also include structured notes, which are debt securities whose returns are linked to the performance of a single equity security, a basket of equity securities, or an equity index. The Fund may invest in Underlying Funds that invest in securities rated below Baa3 by Moody’s Investor Services, Inc. (“Moody’s”) (securities rated below BBB by S&P Global Ratings (“S&P”) and Baa3 by Moody’s are commonly referred to as “junk bonds”) or that are in default. Junk bonds are not considered to be investment grade. Junk bonds may provide greater income and opportunity for gain, but entail greater risk of loss of principal. The issuer of a fixed income security may not be able to make interest and principal payments when due. With regard to junk bond issuers, the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation may be more at risk.

The Adviser may invest the Tactical Closed-end Fund Income assets, without limitation, in interest rate, index, total return and currency swap agreements. A swap is an agreement between two parties (known as counterparties) where one stream of payments is exchanged for another based on a specified principal amount. Swaps are typically used to gain, limit or manage exposure to fluctuations in interest rates, currency exchange rates or potential defaults by credit issuers. The Adviser may use the Fund’s own net asset value (“NAV”) or the return of closed-end funds as the reference asset in a total return swap. The Adviser utilizes a total return swap using the Fund’s return as the reference asset in order for the Fund’s cash positions allocated to the swap to share in similar investment returns as the Fund itself while maintaining a sufficient cash position to meet liquidity needs in the Fund, including liquidity to invest in new investment opportunities.

The Fund may invest in special purpose acquisition companies (“SPACs”). SPACs are collective investment structures that pool funds in order to seek potential acquisition opportunities.

Core Fixed Income Strategy

In implementing the Fund’s Core Fixed Income strategy, the Sub-Adviser allocates that portion of the Fund’s investments to a variety of fixed income instruments. These include securities issued or guaranteed by the United States government, its agencies, instrumentalities or sponsored corporations; corporate obligations; agency mortgage-backed securities; non-agency mortgage-backed securities; commercial mortgage-backed securities; asset-backed securities; global developed credit (such as corporate obligations and foreign hybrid securities); foreign fixed income securities issued by corporations and governments; emerging market fixed income securities issued by corporations and governments; bank loans and assignments bearing fixed or variable interest rates of any maturity. There is no limit to the percentage of the strategy’s assets that may be allocated to any of the above-listed securities. The term “core” is used to indicate that the portion of the Fund’s assets allocated to this strategy will be the Fund’s principal fixed income holdings under normal circumstances.

The Fund may enter into total return swaps. Total return swaps are agreements that provide the Fund with a return based on the performance of an underlying asset (called a “reference asset”), in exchange for fee payments to a counterparty based on a specific rate of return. The difference in the value of these income streams is recorded daily by the Fund, and is settled in cash at the end of each month. The fee paid by the Fund will typically be determined by multiplying the face value of the swap agreement by an agreed upon interest rate. In addition, if the reference asset declines in value over the term of the swap, the Fund would also be required to pay the dollar value of that decline to the counterparty. Total return swaps could result in losses if the reference asset does not perform as anticipated by the Adviser. The Fund may use its own NAV or the NAV of a similar fund as the reference asset in a total return swap. This strategy serves to reduce “cash drag” (the impact of uninvested cash on the Fund’s overall return) by replacing it with the total return of the Fund’s own, or a similar fund’s investment holdings. The Fund records fluctuations in the value of open swap contracts on a daily basis as unrealized gains or losses.

The Sub-Adviser may invest a portion of the assets allocated to the Core Fixed Income strategy in inverse floaters and interest-only and principal-only securities and a portion in fixed income instruments (including hybrid securities) issued or guaranteed by companies, financial institutions and government entities in emerging markets countries.

The Sub-Adviser uses a controlled risk approach which includes consideration of:

●	security selection within a given sector;
●	relative performance of the various market sectors;
●	the shape of the yield curve; and
●	fluctuations in the overall level of interest rates.

The Sub-Adviser also utilizes active asset allocation in managing the strategy’s investments and monitors the duration of the securities allocated to the strategy to seek to mitigate the strategy’s exposure to interest rate risk. The Sub-Adviser intends to seek to construct, under normal circumstances, an investment portfolio with a weighted average effective duration of no less than two years and no more than eight years.

The Sub-Adviser may also utilize derivative instruments, including futures contracts, options and swaps as a substitute for taking positions in fixed income instruments, to hedge certain positions held in the strategy or to reduce exposure to other risks.

Opportunistic Income Strategy

In implementing the Fund’s Opportunistic Income strategy, the Sub-Adviser allocates this portion of the Fund’s investments to fixed income instruments and other investments including asset-backed securities; corporate bonds, including high-yield junk bonds; municipal bonds; and real estate investment trusts (“REITs”).

The strategy’s investments may include substantial investments in mortgage-backed securities, including non-agency residential mortgage-backed securities (“RMBS”). The Sub-Adviser utilizes a unique investment process that first examines the macroeconomic status of the mortgage-backed sector. This analysis includes reviewing information regarding interest rates, yield curves and spreads, credit analysis of the issuers and a general analysis of the markets generally. From this detailed analysis, along with assessment of other economic data including market trends, unemployment data and pending legislation, the Sub-Adviser identifies subsectors within the mortgage sector that offer the highest potential for return. The Sub-Adviser then applies a qualitative analysis of potential investments looking at factors such as duration, level of delinquencies and default history. Finally, the Sub-Adviser performs a quantitative analysis of the potential investment, essentially performing a stress test of the potential investment’s underlying portfolio of mortgages. Only when a potential investment has passed the Sub-Adviser’s careful screening will it be added to the strategy’s portfolio.

The Sub-Adviser may also utilize derivative instruments, including futures contracts, options and swaps as a substitute for taking positions in fixed income instruments, to hedge certain positions held in the strategy or to reduce exposure to other risks.

The Sub-Adviser places no limits on the duration of the strategy’s investment portfolio. The term “opportunistic” is used to indicate that the portion of the Fund’s assets allocated to this strategy will be invested when certain market conditions exist that offer potentially attractive risk adjusted returns.